Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Income Tax Text Block Abstract
Non-capital loss	$ 28,628,469	$ 22,107,188
Federal net operating loss carryforwards	21,099,321	$ 11,232,201
Carried forward	15,223,100
Expiring amount	$ 5,876,221